Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 30, 2008	Jun. 30, 2010	Dec. 31, 2011 Property	Dec. 31, 2009	Oct. 31, 2008
Commitments and Contingencies (Textual) [Abstract]
Number of existing retail properties			11
Minimum amount of Compensatory and consequential damages			Not less than 500
Charge as a result of termination without cause			$ 11.0
Stock based compensation expense relating to termination			1.5
Accrued termination expenses included in accounts payable and accrued expenses			8.3
Compensatory Damages					7.8
Tenant Attorney's fees and expenses	1.5
Liability accrued				6.0
Additional charges, net of taxes		2.7
Taxes Reducing Charges		2.4
Aggregate amount related to construction of shopping centers			24.6
Outstanding letters of credit			26.5
Amount outstanding to the development of projects			2
Priority return on capital advances			8.50%
Affiliate debt guarantee			41.4
Annual base rental income for various affiliates			2.2
Agreement to make annual payment related to operating expenses			$ 0.6
Long term ground leases expiration period			2070
Minimum period space in shopping centers leased			1 month
Maximum period space in shopping centers leased			30 years